Fair Value - Schedule of Additional Items Measured on a Recurring Basis at Fair Value (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets
Total Assets		$ 5,262,407	$ 5,878,817
Liabilities
Total Liabilities		4,675,814	5,391,546
Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets		4,008,462	4,477,855
Liabilities
Total Liabilities		4,675,814	5,391,546
Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets		1,253,945	1,400,962
Liabilities
Total Liabilities
Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities
Digital assets - held for operations [Member]
Assets
Total Assets		3,974,713	4,466,678
Digital assets - held for operations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets		3,974,713	4,466,678
Digital assets - held for operations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets
Digital assets - held for operations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Digital assets - held as treasury [Member]
Assets
Total Assets		33,354	15,249
Digital assets - held as treasury [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets		33,354	11,177
Digital assets - held as treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets			4,072
Digital assets - held as treasury [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Digital asset ETPs [Member]
Assets
Total Assets		1,145,428	1,190,998
Digital asset ETPs [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets
Digital asset ETPs [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets		1,145,428	1,190,998
Digital asset ETPs [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Digital asset receivables, net [Member]
Assets
Total Assets		108,517	205,892
Digital asset receivables, net [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets
Digital asset receivables, net [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets		108,517	205,892
Digital asset receivables, net [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member]
Assets
Total Assets	[1]	395
Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets	[1]	395
Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets	[1]
Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets	[1]
XBT Certificate Liabilities [Member]
Liabilities
Total Liabilities		2,465,007	3,695,537
XBT Certificate Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities		2,465,007	3,695,537
XBT Certificate Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
XBT Certificate Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
XBT CS Physical Certificate Liabilities [Member]
Liabilities
Total Liabilities		1,279
XBT CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities		1,279
XBT CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
XBT CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
CS Physical Certificate Liabilities [Member]
Liabilities
Total Liabilities		2,041,154	1,453,943
CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities		2,041,154	1,453,943
CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
Digital asset payables [Member]
Liabilities
Total Liabilities		168,374	241,705
Digital asset payables [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities		168,374	241,705
Digital asset payables [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
Digital asset payables [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
Trade and Other Payables – Cash Settled Digital Asset Futures [Member]
Liabilities
Total Liabilities			361
Trade and Other Payables – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities			$ 361

[1]	Represents the value of cash settled digital asset futures.